SHARE-BASED PAYMENT (Details 1)	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2017 USD ($) Share
Underlying shares
Underlying shares, Total shares underlying options outstanding at the end of the year	12,479,321
Stock Options
Underlying shares
Underlying shares, Outstanding at the beginning of the year	1,220,761	633,052
Underlying shares, Granted during the year	1,379,556	609,295	[1]
Underlying shares, Exercised during the year	(1,750)	0
Underlying shares, Forfeited during the year	(90,280)	(1,428)
Underlying shares, Expired during the year	(54,520)	(20,158)
Underlying shares, Total shares underlying options outstanding at the end of the year	2,453,767	1,220,761
Weighted average exercise price per share
Weighted average exercise price per share, Outstanding at the beginning of the year | $	$ 3.12
Weighted average exercise price per share, Granted during the year | $	3.52	$ 2.8
Weighted average exercise price per share, Exercised during the year | $	3.13	0
Weighted average exercise price per share, Forfeited during the year | $	2.69	4.04
Weighted average exercise price per share, Expired during the year | $	5.22	50.7
Weighted average exercise price per share, Total shares underlying options outstanding at the end of the year | $	$ 3.32	$ 3.12

[1]	Including options to purchase 20,000 ordinary shares that were approved by the Company in 2017 and granted in 2018.